Nature of Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Nature of Operations and Reorganization
Schedule of ownership structure of the major subsidiaries and VIE

		Percentage
		of Direct or
		Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting

		Percentage
	Place and year of	of Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	100%	36Kr Business

		Percentage
	Place and year of	of Economic
VIE Major subsidiaries	Incorporation	Ownership	Principal activities
Tianjin Thirtysix Hearts Technology Co., Ltd.	The PRC, established in 2017	100%	Offline training
Beijing Dianqier Creative Interactive Media Culture Co., Ltd. (“Dianqier”)	The PRC, established in 2017	100%	Enterprise value‑added services
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	100%	Investment holding

Schedule of financial information of the Group's VIE and the VIE's subsidiaries included in the accompanying consolidated financial statements

The following financial information of the Group’s VIE and the VIE’s subsidiaries as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 is included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	11,870	11,494
Restricted cash	501	—
Short‑term investments	40,096	122,277
Accounts receivable, net	538,537	304,845
Amounts due from the Company and its subsidiaries	15,807	16,106
Receivables due from related parties of the Group	4,393	89
Prepayments and other current assets	16,810	14,566
Non‑current assets:
Property and equipment, net	15,964	3,937
Intangible assets, net	356	471
Operating lease right-of-use assets, net	—	27,365
Deferred tax assets	3,391	—
Total assets	647,725	501,150
Current liabilities:
Accounts payable	139,336	64,641
Salary and welfare payables	34,578	32,749
Taxes payable	32,441	17,207
Deferred revenue	8,161	18,849
Amounts due to the Company and its subsidiaries	116,097	199,392
Amounts due to related parties of the Group	—	548
Accrued liabilities and other payables	15,302	8,219
Operating lease liabilities	—	15,132
Non-current liabilities:
Operating lease liabilities	—	12,426
Total liabilities	345,915	369,163

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Total revenues	299,093	655,241	386,861
Net income/(loss)	40,518	(5,058)	(170,451)

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net cash (used in)/provided by operating activities	(45,598)	(133,255)	57,273
Net cash (used in)/provided by investing activities	(56,294)	98,305	(83,561)
Net cash provided by/(used in) financing activities	104,716	(1,614)	25,411
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies	501	(33)	—